Operating Expenses, Depreciation and Amortization - Summary of Depreciation and Amortization Recognized (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation and amortisation expense [abstract]
Depreciation and amortization expense included in cost of sales	$ 14,146	$ 14,180	$ 13,154
Depreciation and amortization expense included in administrative, selling and distribution and logistics expenses	1,846	1,811	1,504
Depreciation and amortization	$ 15,992	$ 15,991	$ 14,658